Share-based Compensation - Summary of Assumptions Used in the Valuation Model (Details) - Options	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Assumptions used in the valuation model
Expected dividend yield	8.70%	0.00%	0.00%
Expected volatility	60.00%		57.00%
Expected term	6 years 29 days	6 years 29 days
Risk-free interest rate	1.96%
Minimum
Assumptions used in the valuation model
Expected volatility		54.00%
Expected term			5 years 1 month 9 days
Risk-free interest rate		2.45%	3.05%
Maximum
Assumptions used in the valuation model
Expected volatility		55.00%
Expected term			6 years 1 month 9 days
Risk-free interest rate		2.53%	3.10%